Market related exposure, Credit Risk (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit Risk [Abstract]
Net carrying amount	€ 4,748.9	€ 4,462.9
Credit Risk [Member] | Current [member]
Credit Risk [Abstract]
Net carrying amount	€ 680.3	€ 664.1
Weighted average expected credit loss rate	0.00%	0.00%
Credit Risk [Member] | Less Than 3 Months [Member]
Credit Risk [Abstract]
Net carrying amount	€ 114.0	€ 212.4
Weighted average expected credit loss rate	0.00%	0.00%
Credit Risk [Member] | 3 to 12 Months [Member]
Credit Risk [Abstract]
Net carrying amount	€ 144.3	€ 85.8
Weighted average expected credit loss rate	0.00%	0.00%
Credit Risk [Member] | Over 1 Year [Member]
Credit Risk [Abstract]
Net carrying amount	€ 99.8	€ 96.8
Weighted average expected credit loss rate	0.00%	0.00%
Credit Risk [Member] | Trade Receivables [Member]
Credit Risk [Abstract]
Net carrying amount	€ 1,038.4	€ 1,059.1
Weighted average expected credit loss rate	0.09%	0.16%
Credit Risk [Member] | Contract Assets [Member]
Credit Risk [Abstract]
Net carrying amount	€ 331.8	€ 271.8
Weighted average expected credit loss rate	0.09%	0.16%